INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2019
INTEREST-BEARING LOANS AND BORROWINGS [Abstract]
Interest-Bearing Loans and Borrowings
	2019	2018
	US$000	US$000
Current
Equipment finance facility (1)	4,140	—
Other	134	—
Total current	4,274	—
Non-current
Term loan facility (2)	35,904	—
Equipment finance facility (1)	18,498	—
Other	39	—
Total non-current	54,441	—
Total borrowings	58,715	—

Reconciliation of Interest-Bearing Loans and Borrowings
	Balance at July 1, 2018	Transfers	Proceeds	Repayments	Borrowing costs	Balance at June 30, 2019
	US$000	US$000	US$000	US$000	US$000	US$000
Equipment finance facility (1)	—	—	23,679	(1,041)	—	22,638
Term loan facility (2)	—	—	40,000	—	(4,096)	35,904
Project loan facility (3)	—	—	18,149	(18,149)	—	—
Other	—	425	52	(304)	—	173
Total borrowings	—	425	81,880	(19,494)	(4,096)	58,715

Notes:

(1)
The Company has entered into a secured financing facility with Komatsu Financial Limited Partnership (“Komatsu”) (and its subsidiary Joy Underground Mining) to finance the purchase of up to US$19.0 million of equipment from Komatsu for use at the Poplar Grove Mine, on instalment terms. Komatsu has also agreed to provide an additional equipment financing facility of up to US$7.5 million for the purchase of non-Komatsu equipment. Interest rates vary for each piece of equipment, based on standard commercial rates for leased mining equipment in the United States.

(2)
During the year, the Company executed a Term Loan Facility (“TLF”) with Tribeca Global Resources Credit Pty Ltd (“Tribeca”) (as agent) and drew the first US$40 million tranche of the TLF. Drawdown of the second tranche of the TLF (originally US$16 million, but proposed to be resized to US$10 million – refer to Note 25 for additional details) is conditional upon satisfaction of a ramp-up test, financial undertakings and other customary conditions precedent. The key terms of the three-year TLF are typical of a facility of this nature, including a floating interest rate comprising the US Prime Rate plus a margin of 7.50% pa, plus usual undertakings and events of default for a facility of this nature. The TLF is repayable in a bullet repayment by April 2022. Borrowing costs amounting to US$4.1 million (which includes non-cash share-based payments of US$2.2 million), have been offset against the borrowing.

(3)
During the year, the Group fully repaid its previous project loan facility from Macquarie Bank Limited by making a principal repayment of US$18.1 million. Upon extinguishment of the project loan facility, the remaining balance of unamortised borrowing costs, amounting to US$3.6 million (including non-cash share-based payments), were expensed through profit or loss.